Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Note 4. Derivative Financial Instruments

We account for derivative financial instruments in accordance with
ASC 815-40, “Derivative and Hedging - Contracts in Entity’s Own Equity”
(“ASC 815-40”). Instruments that do not have fixed settlement provisions are deemed to be derivative instruments.

On July 17, 2017, we entered into an agreement in principle with Carmelit 9 Nehassim Ltd (“Carmelit”) for the sale of original issue discount convertible notes (the “Carmelit Notes”). Also, the holder is entitled to receive 75,000 shares of our common stock subject to approval by our shareholders. We accounted for the obligation to issue Carmelit 75,000 shares as a derivative under ASC 815 because shareholder approval is not within our control and failure to obtain the approval would trigger net-cash settlement. Therefore and because shareholder approval has not been obtained to date, we classified the obligation as a derivative liability with an offset to debt discount on the debt in our consolidated financial statements, recorded at fair value and subject to mark to market until the shares are issued upon shareholder approval. We recorded the derivative liability of $207,750 at inception based on the closing price of our shares on that date. As of September 30, 2018, the fair value of these shares was $5,250 based on the closing price of our shares and we recorded the change in fair value of $37,500 for the nine months ended September 30, 2018.

On October 27, 2017, we entered into an agreement with a consultant providing for the issuance of 50,000 shares to the consultant as partial consideration for the performance of investor relations services. We accounted for the obligation to issue the shares as a derivative because the issuance was subject to Immune Board approval, which was not obtained as of December 31, 2017. We recorded a derivative liability of $40,500 at inception based on the closing price of our shares on that date. Following receipt of board approval, in March 2018, we issued 50,000 shares to the consultant and extinguished the derivative liability. The fair value of these shares was $19,000 based on the closing price of our shares and we recorded the change in fair value of $9,500 for the nine months ended September 30, 2018.

Note 4. Derivative Financial Instruments

We account for derivative financial instruments in accordance with
ASC 815-40, “Dervative and Hedging – Contracts in Entity’s Own Equity”
(“ASC 815-40”). Instruments that do not have fixed settlement provisions are deemed to be derivative instruments.

Hercules Warrants

On July 29, 2015, the Company and Immune Pharmaceuticals USA Corp., a wholly-owned subsidiary of the Company entered into a Loan and Security Agreement (“Loan Agreement”) with Hercules Capital (“Hercules”) pursuant to which we borrowed $4.5 million from Hercules. In connection with the execution of the Loan Agreement, we issued to Hercules five-year warrants (“Hercules Warrants”) to purchase an aggregate of 10,743 shares of our common stock at an exercise price of $34.00 per share, subject to certain adjustments, including, the effective price of any financing occurring six months after the issuance date at a price lower than the strike price of the Hercules Warrants.

We determined the fair value of the Hercules Warrants to be $0.3 million on July 29, 2015 using the Binomial Lattice pricing model and recorded that amount as part of debt discount in our consolidated balance sheets because the Hercules Warrants were considered part of the cost of the financing. We amortized the debt discount over the life of the Loan Agreement using the effective interest method. The Hercules Warrants were re-measured at each balance sheet date until the expiration of the anti-dilution provision on January 29, 2016. For the year ended December 31, 2016, we recorded a gain on the change in the estimated fair value of the Hercules Warrants of $38,000, which was recorded as non-operating income in our consolidated statements of operations. Upon the expiration of the anti-dilution provision on January 29, 2016, the remaining balance of $46,000 of the derivative liability associated with the Hercules Warrant was reclassified to additional paid-in-capital in our consolidated balance sheets.

Discover Series D Convertible Preferred Stock

In 2015, we issued Series D Redeemable Convertible Preferred Stock (“Series D Preferred Stock”) to Discover Growth Fund (“Discover”) , with a conversion price of $50.00 per share. We received total gross proceeds of $12.0 million in connection with the issuance of the Series D Preferred Stock to Discover after taking into account a 5% original issue discount.

Discover could convert at any time and at conversion Discover receives a conversion premium equal to the amount of dividends it would have received with respect to the Series D Preferred Stock if the Series D Preferred Stock had been held to the term of agreement of 6.5 years. The Series D Preferred Stock dividend rate included an adjustment feature that fluctuated inversely to the changes in the value of our common stock price. The conversion premium and dividends are redeemed upon conversion of the Series D Preferred Stock. We determined that the conversion premium and dividends with the features described above required liability accounting. Accordingly, the conversion premium and the dividend feature were bifurcated from the Series D Preferred Stock on our consolidated balance sheet and were recorded as a derivative liability at fair value. Changes in the fair value of the derivative liability are recognized in our consolidated statement of operations for each reporting period. For the year ended December 31, 2016, Discover converted its remaining 963 shares of our Series D Preferred Stock outstanding.

We recorded a loss of $8.7 million on the change in the estimated fair value of the Discover derivative liability for the year ended December 31, 2016. The loss was recorded as a non-operating expense in our consolidated statements of operations. The fair value of the Discover derivative liability as of December 31, 2016 was $0.

2017 Derivative Liabilities

On July 17, 2017, we entered into an agreement in principle with Carmelit 9 Nehassim Ltd (“Carmelit”) for the sale of original issue discount convertible notes (the “Carmelit Notes”) (See Note 9). Also, the holder is entitled to receive 75,000 shares of our common stock subject to approval by our shareholders. We accounted for the obligation to issue Carmelit 75,000 shares as a derivative under ASC 815 because shareholder approval is not within our control and failure to obtain the approval would trigger net-cash settlement. Therefore and because shareholder approval has not been obtained to date, we classified the obligation as a derivative liability with an offset to debt discount on the debt in our consolidated financial statements, recorded at fair value and subject to mark to market until the shares are issued upon shareholder approval. We recorded the derivative liability of $207,750 at inception based on the closing price of our shares on that date. As of December 31, 2017, the fair value of these shares was $42,750 based on the closing price of our shares and we recorded the change in fair value of $165,000.

On October 27, 2017, we entered into an agreement with a consultant in which the consultant is entitled to receive 50,000 shares. We accounted for the obligation as a derivative because the issuance of the shares were subject to approval by our board of directors and were not issued as of December 31, 2017. We recorded the derivative liability of $40,500 at inception based on the closing price of our shares on that date. As of December 31, 2017, the fair value of these shares was $28,500 based on the closing price of our shares and we recorded the change in fair value of $12,000.